13FCONP
2/22/11

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PALISADE CAPITAL MANAGEMENT, LLC
Address: ONE BRIDGE PLAZA, SUITE 695
FORT LEE, NEW JERSEY 07024-7502

CONFIDENTIAL TREATMENT DENIED

Form 13F File Number: 28-5320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RECEIVED
JUL 10 2008
OFFICE OF THE SECRETARY

Name: Jack Feiler
Title: Member
Phone: (201) 585-5440
Signature, Place, and Date of Signing:
/s/ Jack Feiler, Fort Lee, NJ 07024
July 9, 2008

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[redacted]

11000730

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: NONE
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: 1,214.
(thousands)

List of Other Included Managers: NONE

PALISADE CAPITAL MANAGEMENT, L.L.C.
FORM 13F
June 30, 2008

FORM 13F INFORMATION TABLE

Column 1	Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8	
	Title			Shrs or	Sh/	Investment	Other	Voting Authority	
Name of Issuer	Of Class	Cusip	Value (x1000)	Prn Amt	Prn	Discretion	Managers	Sole	None
Life Sciences Research Inc.	COM	532169109	1,214	43,000	SH	Sole	None	43,000	
GRAND TOTAL:			1,214	43,000				43,000	0

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

RECEIVED
JUL 10 2008
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

13FCONP
2/22/11

Institutional Investment Manager Filing this Report:

Name: PALISADE CAPITAL MANAGEMENT, LLC
Address: ONE BRIDGE PLAZA, SUITE 695
FORT LEE, NEW JERSEY 07024-7502

Form 13F File Number: 28-5320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jack Feiler
Title: Member
Phone: (201) 585-5440
Signature, Place, and Date of Signing:
/s/ Jack Feiler, Fort Lee, NJ 07024
July 9, 2008

CONFIDENTIAL TREATMENT DENIED

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: NONE
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: 1,214.
(thousands)

List of Other Included Managers: NONE

PALISADE CAPITAL MANAGEMENT, L.L.C.
FORM 13F
June 30, 2008

FORM 13F INFORMATION TABLE

Column 1	Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8	
	Title			Shrs or	Sh/	Investment	Other	Voting Authority	
Name of Issuer	Of Class	Cusip	Value (x1000)	Prn Amt	Prn	Discretion	Managers	Sole	None
Life Sciences Research Inc.	COM	532169109	1,214	43,000	SH	Sole	None	43,000	
GRAND TOTAL:			1,214	43,000				43,000	0